Leases - Schedule of Forth Supplemental Information About The Leases (Detail) - LGM Enterprises LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of operating liabilities	$ 11,063	$ 9,459	$ 12,784	$ 10,005
ROU assets obtained in exchange for new operating lease liabilities	$ 36,105	$ 18,533	$ 21,853	$ 28,348
Weighted-average remaining lease term – operating leases	7 years 10 months 6 days	9 years 10 months 24 days	10 years 1 month 28 days	6 years 9 months
Weighted-average discount rate – operating leases	6.23%	5.69%	5.86%	4.59%